UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

Deutsche Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 25.2%
Consumer Discretionary 1.5%
AMC Entertainment, Inc., 5.875%, 2/15/2022		15,000	15,563
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	15,787
7.0%, 5/20/2022		10,000	10,725
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		15,000	14,100
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,925
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	22,750
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	15,431
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		130,000	139,394
5.165%, 8/1/2044		150,000	165,406
Cablevision Systems Corp., 5.875%, 9/15/2022		5,000	5,238
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		5,000	4,994
144A, 6.375%, 9/15/2020		80,000	84,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,563
Series B, 6.5%, 11/15/2022		25,000	26,312
Series B, 7.625%, 3/15/2020		75,000	78,937
Columbus International, Inc., 144A, 7.375%, 3/30/2021		200,000	210,250
Delphi Corp., 5.0%, 2/15/2023		20,000	21,450
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	15,075
5.0%, 3/15/2023		20,000	19,446
7.875%, 9/1/2019		90,000	100,575
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	10,825
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	21,300
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	21,075
Mediacom Broadband LLC:
5.5%, 4/15/2021		5,000	5,050
6.375%, 4/1/2023		10,000	10,500
MGM Resorts International:
6.625%, 12/15/2021		40,000	42,725
6.75%, 10/1/2020		42,000	45,045
8.625%, 2/1/2019		60,000	68,400
Numericable-SFR, 144A, 4.875%, 5/15/2019		30,000	29,850
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		10,000	10,600
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,450
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		10,000	10,425
Springs Industries, Inc., 6.25%, 6/1/2021		10,000	9,875
Starz LLC, 5.0%, 9/15/2019		10,000	10,275
Time Warner Cable, Inc., 7.3%, 7/1/2038		165,000	222,423
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,687

			1,546,726
Consumer Staples 1.0%
Cencosud SA, 144A, 4.875%, 1/20/2023		200,000	198,145
Chiquita Brands International, Inc., 7.875%, 2/1/2021		7,000	7,665
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		30,000	30,600
144A, 7.75%, 10/28/2020		200,000	211,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	31,687
144A, 8.25%, 2/1/2020		115,000	122,187
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	94,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		250,000	246,250
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		5,000	5,050
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		5,000	4,322
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	21,400

			973,306
Energy 3.6%
Afren PLC, 144A, 10.25%, 4/8/2019		500,000	232,500
Antero Resources Corp., 5.375%, 11/1/2021		5,000	4,850
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	11,663
6.75%, 11/1/2020		25,000	20,312
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	10,800
Chaparral Energy, Inc., 7.625%, 11/15/2022		25,000	16,750
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		10,000	10,075
DCP Midstream LLC, 144A, 9.75%, 3/15/2019 (b)		760,000	845,412
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	251,510
Ecopetrol SA, 5.875%, 5/28/2045		250,000	232,612
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		35,000	33,775
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	154,000
Halcon Resources Corp., 8.875%, 5/15/2021		15,000	10,425
Kinder Morgan, Inc.:
3.05%, 12/1/2019		220,000	222,183
5.55%, 6/1/2045		160,000	168,698
Linn Energy LLC, 6.25%, 11/1/2019		45,000	35,550
MEG Energy Corp., 144A, 7.0%, 3/31/2024		30,000	28,275
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		20,000	21,450
Noble Holding International Ltd., 4.0%, 3/16/2018		20,000	20,111
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	171,980
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		200,000	160,200
ONEOK Partners LP, 4.9%, 3/15/2025		80,000	80,946
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019		150,000	99,000
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		300,000	304,500
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		173,733	105,022
Transocean, Inc., 3.8%, 10/15/2022 (b)		555,000	404,977

			3,657,576
Financials 8.4%
American International Group, Inc., 4.375%, 1/15/2055		275,000	277,148
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	207,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	172,366
Bank of China Ltd., 144A, 5.0%, 11/13/2024		200,000	211,284
Barclays Bank PLC, 7.625%, 11/21/2022		890,000	1,041,856
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	169,605
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		410,000	416,851
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	272,916
CIT Group, Inc., 3.875%, 2/19/2019		65,000	64,350
Corpbanca SA, 144A, 3.875%, 9/22/2019		250,000	250,080
Credit Agricole SA, 144A, 7.875%, 1/29/2049		200,000	211,809
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,500
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		170,000	177,872
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		380,000	404,472
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		410,000	413,844
6.375%, 3/29/2049		200,000	204,500
6.375%, 12/29/2049		460,000	469,775
International Lease Finance Corp., 6.25%, 5/15/2019		5,000	5,463
Legg Mason, Inc., 5.625%, 1/15/2044		110,000	130,282
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		825,000	943,046
Morgan Stanley, Series H, 5.45%, 7/29/2049		10,000	10,075
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		220,000	239,551
Navient Corp., 5.5%, 1/25/2023 (b)		630,000	600,075
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	165,462
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		505,000	532,068
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		260,000	262,546
Societe Generale SA, 144A, 7.875%, 12/29/2049		20,000	20,650
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		15,000	15,431
Wells Fargo & Co., 3.0%, 2/19/2025		105,000	105,452

			8,508,329
Health Care 0.9%
Actavis Funding SCS, 4.75%, 3/15/2045		15,000	15,943
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		5,000	5,350
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,500
6.5%, 10/1/2020		5,000	5,250
Community Health Systems, Inc.:
5.125%, 8/1/2021		5,000	5,150
6.875%, 2/1/2022 (b)		10,000	10,688
7.125%, 7/15/2020		125,000	132,500
Endo Finance LLC, 144A, 5.75%, 1/15/2022		15,000	15,375
HCA, Inc.:
6.5%, 2/15/2020		235,000	264,610
7.5%, 2/15/2022		190,000	221,587
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,619
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		15,000	15,712
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	104,775
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		20,000	21,100
Tenet Healthcare Corp., 6.25%, 11/1/2018		60,000	65,025

			925,184
Industrials 1.3%
ADT Corp.:
4.125%, 4/15/2019		5,000	5,094
6.25%, 10/15/2021		10,000	10,650
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		15,000	14,475
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	25,625
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		10,000	9,800
144A, 5.75%, 3/15/2022		90,000	84,825
144A, 6.0%, 10/15/2022		15,000	14,081
Covanta Holding Corp., 5.875%, 3/1/2024		10,000	10,350
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		15,000	15,450
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	10,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	159,400
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,769
Garda World Security Corp., 144A, 7.25%, 11/15/2021		15,000	14,738
GenCorp, Inc., 7.125%, 3/15/2021		35,000	37,450
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	204,400
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		35,000	36,400
Meritor, Inc.:
6.25%, 2/15/2024		10,000	10,075
6.75%, 6/15/2021		15,000	15,525
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		45,000	41,962
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	250,250
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		186,020	144,575
Oshkosh Corp., 5.375%, 3/1/2022		8,000	8,300
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,817
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		15,000	15,600
Titan International, Inc., 6.875%, 10/1/2020		15,000	12,994
TransDigm, Inc., 7.5%, 7/15/2021		20,000	21,500
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,294
7.625%, 4/15/2022		85,000	92,990

			1,303,389
Information Technology 1.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,225
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		50,000	53,250
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		10,000	10,575
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		5,000	4,575
CDW LLC, 8.5%, 4/1/2019		64,000	66,720
CyrusOne LP, 6.375%, 11/15/2022		5,000	5,313
Entegris, Inc., 144A, 6.0%, 4/1/2022		10,000	10,425
Equinix, Inc., 5.375%, 4/1/2023		45,000	46,710
First Data Corp.:
144A, 6.75%, 11/1/2020		68,000	72,420
144A, 7.375%, 6/15/2019		190,000	198,550
144A, 8.75%, 1/15/2022		30,000	32,287
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		15,000	16,331
KLA-Tencor Corp., 4.65%, 11/1/2024		495,000	519,864
NCR Corp.:
5.875%, 12/15/2021		5,000	5,213
6.375%, 12/15/2023		10,000	10,650
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		410,000	438,229
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		400,000	414,452

			1,910,789
Materials 3.4%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		350,000	360,344
144A, 4.125%, 9/27/2022 (b)		665,000	667,364
ArcelorMittal, 6.125%, 6/1/2018		500,000	537,250
Berry Plastics Corp., 5.5%, 5/15/2022		25,000	25,687
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		31,000	28,597
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		375,000	369,375
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	50,920
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		100,000	91,500
8.875%, 2/1/2018		20,000	17,650
Novelis, Inc., 8.75%, 12/15/2020		265,000	283,881
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		15,000	15,263
Polymer Group, Inc., 7.75%, 2/1/2019		58,000	60,175
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		325,000	335,969
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	194,000
Yamana Gold, Inc., 4.95%, 7/15/2024		405,000	398,201

			3,436,176
Telecommunication Services 3.0%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	129,531
B Communications Ltd., 144A, 7.375%, 2/15/2021		15,000	16,073
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		400,000	432,309

CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		5,000	5,250
Series W, 6.75%, 12/1/2023 (b)		10,000	11,013
Cincinnati Bell, Inc., 8.375%, 10/15/2020		220,000	234,025
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		42,000	42,063
Frontier Communications Corp.:
7.125%, 1/15/2023		110,000	112,475
8.5%, 4/15/2020		55,000	61,737
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		15,000	16,275
7.625%, 6/15/2021		50,000	55,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		30,000	28,312
7.5%, 4/1/2021		270,000	277,762
Level 3 Communications, Inc., 8.875%, 6/1/2019		80,000	84,200
Level 3 Financing, Inc.:
6.125%, 1/15/2021		10,000	10,488
7.0%, 6/1/2020		100,000	106,750
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	195,800
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		250,000	251,125
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	23,750
144A, 9.0%, 11/15/2018		30,000	34,425
Sprint Corp., 7.125%, 6/15/2024		15,000	14,625
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		5,000	5,156
6.625%, 11/15/2020		175,000	182,875
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	247,187
Windstream Corp.:
6.375%, 8/1/2023 (b)		15,000	13,463
7.5%, 4/1/2023		5,000	4,775
7.75%, 10/15/2020 (b)		325,000	332,719
7.75%, 10/1/2021		40,000	39,900

			2,969,063
Utilities 0.2%
AES Corp., 8.0%, 10/15/2017		3,000	3,469
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	108,250
NRG Energy, Inc., 6.25%, 5/1/2024		45,000	45,337

			157,056

Total Corporate Bonds (Cost $25,777,991)			25,387,594
Mortgage-Backed Securities Pass-Throughs 22.5%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		680,621	736,799
5.5%, with various maturities from 10/1/2023 until 6/1/2035		1,557,350	1,763,159
6.5%, 3/1/2026		233,652	261,843
Federal National Mortgage Association:
2.25% *, 9/1/2038		47,911	51,235
3.0%, 8/1/2042 (c)		5,000,000	5,112,500
4.0%, 4/1/2042 (c)		5,300,000	5,667,274
5.0%, with various maturities from 10/1/2033 until 8/1/2040		1,398,677	1,561,515
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,534,375	1,733,094
6.0%, with various maturities from 4/1/2024 until 3/1/2025		438,950	499,580
6.5%, with various maturities from 3/1/2017 until 12/1/2037		474,363	542,420
Government National Mortgage Association, 3.5%, 2/1/2043 (c)		4,500,000	4,736,250

Total Mortgage-Backed Securities Pass-Throughs (Cost $22,117,591)			22,665,669
Asset-Backed 1.3%
Automobile Receivables 0.5%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	498,745
Miscellaneous 0.8%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		335,668	331,289
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3.662% **, 4/18/2027 (c)		500,000	480,000

			811,289

Total Asset-Backed (Cost $1,315,497)			1,310,034
Commercial Mortgage-Backed Securities 3.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634% *, 4/10/2049		16,652	16,659
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.175% *, 3/15/2018		125,000	125,313
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.678%, 12/25/2024		5,000,000	226,502
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	159,528
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		950,952	1,011,254
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,212,463	1,272,209
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.029% *, 6/12/2050		713,809	742,915
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.903% *, 6/15/2049		770,000	59,631

Total Commercial Mortgage-Backed Securities (Cost $4,273,741)			3,614,011
Collateralized Mortgage Obligations 8.8%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		332,544	313,014
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		113,145	78,868
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.472% **, 2/25/2025		1,000,000	1,011,673
Federal Home Loan Mortgage Corp.:
"ZG", Series 4213, 3.5%, 6/15/2043		1,047,280	1,049,320
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		566,968	91,640
"SP", Series 4047, Interest Only, 6.476% **, 12/15/2037		610,045	94,097
"JS", Series 3572, Interest Only, 6.626% **, 9/15/2039		578,150	91,336
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033		12,777	12,822
"SI", Series 2007-23, Interest Only, 6.596% **, 3/25/2037		235,055	33,078
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.771% *, 4/25/2024		500,000	488,421
"M3", Series 2014-DN4, 4.721% *, 10/25/2024		240,000	248,199
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	658,565
"HX", Series 2012-91, 3.0%, 9/20/2040		390,538	408,851
"KZ", Series 2014-102, 3.5%, 7/16/2044		1,885,645	1,957,443
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	545,268
"ME", Series 2014-4, 4.0%, 1/16/2044		500,000	571,355
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		700,000	106,531
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		506,478	91,560
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,255,306	129,776
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,617,207	198,388
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		364,597	5,283
"PZ", Series 2010-106, 4.75%, 8/20/2040		463,700	498,560
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		151,884	25,315
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		299,583	53,834
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		124,887	23,355
"AI", Series 2007-38, Interest Only, 6.286% **, 6/16/2037		78,342	13,876
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		90,948	94,725
"8A1", Series 2004-3, 7.0%, 4/25/2034		8,717	8,988

Total Collateralized Mortgage Obligations (Cost $8,625,617)			8,904,141
Government & Agency Obligations 41.1%
Sovereign Bonds 16.7%
Dominican Republic, 144A, 6.85%, 1/27/2045		100,000	105,000
Government of Canada, 2.75%, 12/1/2064	CAD	613,000	606,456
Government of Netherlands, 2.75%, 1/15/2047	EUR	1,128,000	1,915,107
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	13,705,000	2,481,445
Kingdom of Norway, Series 477, REG S, 144A, 1.75%, 3/13/2025	NOK	11,200,000	1,422,687
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	2,214,298	2,634,488
Portugal Obrigacoes do Tesouro OT, REG S, 144A, 4.1%, 2/15/2045	EUR	486,000	705,336
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	100,000
144A, 7.65%, 6/15/2035		100,000	104,750
REG S, 8.25%, 4/10/2032		40,000	45,300
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,602
6.5%, 6/24/2019	HUF	11,600,000	48,170
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	900,000	1,106,623
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	560,000	160,456
Republic of Singapore, 2.75%, 4/1/2042	SGD	4,408,000	3,128,095
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	230,508
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	186,854
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	199,750
Republic of Turkey:
4.875%, 4/16/2043		250,000	246,875
5.625%, 3/30/2021		250,000	273,438
8.5%, 7/10/2019	TRY	410,000	158,866
Republic of Uruguay, 5.1%, 6/18/2050		150,000	156,000
United Mexican States:
4.6%, 1/23/2046		300,000	306,750
Series M, 4.75%, 6/14/2018	MXN	1,300,000	85,271
Series M 10, 8.5%, 12/13/2018	MXN	2,600,000	190,682
Series M 20, 8.5%, 5/31/2029	MXN	650,000	51,483

			16,858,992
U.S. Treasury Obligations 24.4%
U.S. Treasury Bills:
0.06% ***, 8/13/2015 (d)		623,000	622,884
0.085% ***, 6/11/2015 (d)		181,000	180,994
U.S. Treasury Bonds:
2.5%, 2/15/2045		670,000	663,823
3.125%, 8/15/2044		255,000	285,700
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		12,048,000	12,147,769
1.0%, 9/30/2016		1,000,000	1,008,594
1.25%, 1/31/2020		30,000	29,845
1.625%, 4/30/2019		6,640,000	6,749,972
1.625%, 12/31/2019		385,000	389,903
2.0%, 2/15/2025		19,000	19,120
2.25%, 11/15/2024		1,201,000	1,234,684
2.5%, 5/15/2024		1,238,000	1,300,481

			24,633,769

Total Government & Agency Obligations (Cost $41,057,331)			41,492,761
Municipal Bonds and Notes 3.4%
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	729,663
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,343,606	1,382,369
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	979,988
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	311,012

Total Municipal Bonds and Notes (Cost $3,205,847)			3,403,032

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $13,861)		14	14,370
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.11% (f) (g) (Cost $3,258,140)		3,258,140	3,258,140
Cash Equivalents 11.6%
Central Cash Management Fund, 0.08% (f) (Cost $11,679,352)		11,679,352	11,679,352

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $121,324,968) †		120.7	121,729,104
Other Assets and Liabilities, Net		(20.7)	(20,912,060)

Net Assets		100.0	100,817,044

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

**	These securities are shown at their current rate as of March 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $121,324,288.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $404,816.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,604,752 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,199,936.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $3,134,768, which is 3.1% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association and issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2015	100	12,890,625	78,517
United Kingdom Long Gilt Bond	GBP	6/26/2015	13	2,328,567	35,487
Total net unrealized depreciation					114,004

At March 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year Australian Bond	AUD	6/15/2015	7	707,363	(5,593)
10 Year Canadian Government Bond	CAD	6/19/2015	48	5,409,593	(25,274)
Euro-BOBL German Federal Government Bond	EUR	6/8/2015	86	11,968,590	(20,809)
Euro-BTP Italian Government Bond	EUR	6/8/2015	30	4,534,761	(22,354)
Euro-BUXL 30 Year Bond	EUR	6/8/2015	13	2,462,409	(8,874)
Euro-OAT French Government Bond	EUR	6/8/2015	36	6,040,541	(73,276)
Ultra Long U.S. Treasury Bond	USD	6/19/2015	43	7,304,625	(284,037)
Total net unrealized depreciation					(440,217)

At March 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,0001	5/5/2016	22,450	(1,401)
Put Options
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,000,0001	5/5/2016	22,450	(85,092)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	2,000,0002	12/2/2015	43,400	(154,861)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	1,800,0001	8/6/2015	16,830	(127,117)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	2,000,0002	11/9/2015	40,100	(170,726)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	1,800,0003	6/3/2015	19,260	(157,671)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	2,000,0004	9/28/2015	41,846	(226,423)
Total Put Options				183,886	(921,890)

Total				206,336	(923,291)

(h) Unrealized depreciation on written options on interest rate swap contracts at March 31, 2015 was $716,955.
At March 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/17/2035	9,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	788,548	568,656
12/16/2015 9/16/2020	8,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	168,269	172,804
6/17/2015 6/17/2045	8,995,000	Floating — 3-Month LIBOR	Fixed — 2.5%	154,773	146,618
12/16/2015 9/18/2017	13,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(84,725)	(99,845)
1/28/2015 1/28/2045	2,000,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(307,706)	(307,706)
2/3/2015 2/3/2045	1,800,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(255,566)	(255,566)
12/16/2015 9/18/2045	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	404,247	279,968
12/16/2015 9/16/2025	500,000	Floating — 3-Month LIBOR	Fixed — 2.64%	19,657	16,245

Total net unrealized appreciation	521,174

Counterparties
1	Nomura International PLC
2	Citigroup, Inc.
3	BNP Paribas
4	Morgan Stanley
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2015 is 0.27%
As of March 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

KRW	1,660,000,000	USD	1,508,817	4/6/2015	12,880	Morgan Stanley
PLN	630,000	USD	173,154	4/7/2015	6,944	BNP Paribas
SEK	12,743,110	CAD	1,900,000	4/7/2015	20,260	Barclays Bank PLC
AUD	3,900,000	NZD	4,066,686	4/7/2015	69,032	Australia & New Zealand Banking Group Ltd.
USD	2,077,390	NZD	2,800,000	4/7/2015	14,461	Macquarie Bank Ltd.
NZD	846,000	CAD	801,437	4/7/2015	699	The Toronto Dominion Bank
NZD	1,154,000	CAD	1,093,271	4/7/2015	999	Australia & New Zealand Banking Group Ltd.
NZD	2,800,000	USD	2,106,518	4/7/2015	14,667	Australia & New Zealand Banking Group Ltd.
NOK	20,000,000	USD	2,590,830	4/7/2015	108,648	Societe Generale
AUD	2,000,000	USD	1,538,640	4/7/2015	16,000	Australia & New Zealand Banking Group Ltd.
SEK	25,787,510	EUR	2,800,000	4/7/2015	16,403	Societe Generale
NOK	11,434,600	USD	1,520,906	4/13/2015	102,027	Citigroup, Inc.
JPY	159,340,000	USD	1,336,422	4/13/2015	7,605	Barclays Bank PLC
AUD	926,000	USD	722,211	4/13/2015	17,487	Australia & New Zealand Banking Group Ltd.
USD	3,141,205	JPY	381,270,000	4/13/2015	38,400	UBS AG
USD	2,112,904	GBP	1,425,000	4/13/2015	748	Societe Generale
NOK	11,494,000	USD	1,430,919	4/13/2015	4,669	Societe Generale
EUR	5,287,000	USD	5,961,311	4/13/2015	275,452	Societe Generale
EUR	1,107,000	USD	1,278,786	4/13/2015	88,273	Citigroup, Inc.
SGD	4,368,000	USD	3,207,001	4/13/2015	25,145	Morgan Stanley
GBP	597,000	USD	919,934	4/13/2015	34,425	Citigroup, Inc.
CAD	4,770,000	USD	3,860,234	4/13/2015	94,616	Societe Generale
NZD	3,486,000	USD	2,668,736	4/13/2015	66,030	Australia & New Zealand Banking Group Ltd.
TRY	197,867	USD	79,535	4/20/2015	3,787	JPMorgan Chase Securities, Inc.
BRL	535,000	USD	175,037	5/11/2015	9,312	Morgan Stanley
INR	31,900,000	USD	507,962	5/11/2015	2,814	Commonwealth Bank of Australia
USD	1,158,762	ZAR	14,200,000	5/12/2015	3,675	JPMorgan Chase Securities, Inc.
ZAR	7,100,000	USD	597,085	5/12/2015	15,867	Morgan Stanley
BRL	800,000	USD	251,572	5/26/2015	4,936	BNP Paribas
BRL	800,000	USD	251,588	5/26/2015	4,952	Morgan Stanley
MXN	2,100,000	USD	138,105	5/29/2015	920	Barclays Bank PLC
MXN	4,970,000	USD	331,305	6/25/2015	7,213	BNP Paribas
Total unrealized appreciation					1,089,346

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	4,140,852	JPY	496,000,000	4/6/2015	(4,924)	Barclays Bank PLC
JPY	318,000,000	USD	2,651,149	4/6/2015	(515)	Morgan Stanley
NZD	4,045,626	AUD	3,900,000	4/7/2015	(53,298)	Macquarie Bank Ltd.
CAD	1,900,000	SEK	12,596,620	4/7/2015	(37,271)	Barclays Bank PLC
USD	1,575,600	AUD	2,000,000	4/7/2015	(52,960)	Australia & New Zealand Banking Group Ltd.
USD	2,565,560	NOK	20,000,000	4/7/2015	(83,378)	Barclays Bank PLC
GBP	2,256,015	EUR	3,100,000	4/7/2015	(12,829)	Morgan Stanley
USD	1,538,491	NOK	12,000,000	4/7/2015	(49,182)	Morgan Stanley
NOK	12,000,000	USD	1,484,647	4/7/2015	(4,662)	Barclays Bank PLC
USD	972,887	CAD	1,232,000	4/13/2015	(299)	Societe Generale
USD	593,530	NZD	789,000	4/13/2015	(4,449)	Citigroup, Inc.
USD	980,419	CAD	1,219,133	4/13/2015	(17,989)	Citigroup, Inc.
USD	3,483,524	EUR	3,195,000	4/13/2015	(47,488)	UBS AG
USD	2,024,214	NZD	2,697,000	4/13/2015	(10,589)	UBS AG
SEK	9,880,000	USD	1,142,782	4/13/2015	(4,645)	Societe Generale
SEK	11,316,000	USD	1,300,294	4/13/2015	(13,906)	UBS AG
USD	1,301,566	CAD	1,552,000	4/13/2015	(76,358)	The Toronto Dominion Bank
USD	1,492,844	NOK	11,434,600	4/13/2015	(73,965)	UBS AG
TRY	223,788	USD	85,174	4/20/2015	(436)	JPMorgan Chase Securities, Inc.
USD	507,962	INR	31,900,000	4/22/2015	(716)	Commonwealth Bank of Australia
USD	176,016	BRL	535,000	5/11/2015	(10,291)	BNP Paribas
USD	507,962	INR	31,900,000	5/11/2015	(2,814)	Commonwealth Bank of Australia
USD	597,462	ZAR	7,100,000	5/12/2015	(16,244)	Morgan Stanley
ZAR	14,200,000	USD	1,156,700	5/12/2015	(5,737)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(584,945)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$25,387,594	$—	$25,387,594
Mortgage-Backed Securities Pass-Throughs	—	22,665,669	—	22,665,669
Asset-Backed	—	830,034	480,000	1,310,034
Commercial Mortgage-Backed Securities	—	3,614,011	—	3,614,011
Collateralized Mortgage Obligations	—	8,904,141	—	8,904,141
Government & Agency Obligations	—	41,492,761	—	41,492,761
Municipal Investments	—	3,403,032	—	3,403,032
Preferred Stock	—	14,370	—	14,370
Short-Term Investments (b)	14,937,492	—	—	14,937,492
Derivatives (k)
Futures Contracts	114,004	—	—	114,004
Interest Rate Swap Contracts	—	1,184,291	—	1,184,291
Forward Foreign Currency Exchange Contracts	—	1,089,346	—	1,089,346

Total	$15,051,496	$108,585,249	$480,000	$124,116,745

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(440,217)	$—	$—	$(440,217)
Written Options	—	(923,291)	—	(923,291)
Interest Rate Swap Contracts	—	(663,117)	—	(663,117)
Forward Foreign Currency Exchange Contracts	—	(584,945)	—	(584,945)

Total	$(440,217)	$(2,171,353)	$—	$(2,611,570)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Equity Contracts	$(326,213)	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$504,401	$—
Interest Rate Contracts	$—	$521,174	$—	$(716,955)

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 18.7%
Auto Components 0.7%
BorgWarner, Inc.	113,863	6,886,434
Hotels, Restaurants & Leisure 2.0%
Bloomin' Brands, Inc.	68,392	1,663,977
Brinker International, Inc. (a)	161,662	9,951,913
Las Vegas Sands Corp. (a)	124,211	6,836,574

		18,452,464
Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	43,949	16,353,423
Expedia, Inc.	51,408	4,839,035

		21,192,458
Media 3.8%
Twenty-First Century Fox, Inc. "A" (a)	454,188	15,369,722
Walt Disney Co. (a)	187,497	19,666,560

		35,036,282
Specialty Retail 6.9%
Dick's Sporting Goods, Inc.	162,864	9,281,619
Home Depot, Inc.	217,863	24,751,416
L Brands, Inc. (a)	204,506	19,282,871
O'Reilly Automotive, Inc.*	46,162	9,982,071

		63,297,977
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc. "B"	198,696	19,935,170
VF Corp.	107,460	8,092,812

		28,027,982
Consumer Staples 10.8%
Beverages 2.3%
PepsiCo, Inc.	219,232	20,962,964
Food & Staples Retailing 2.1%
Costco Wholesale Corp. (a)	96,908	14,681,077
Rite Aid Corp.*	585,187	5,085,275

		19,766,352
Food Products 5.2%
Hain Celestial Group, Inc.* (a)	117,562	7,529,846
Mead Johnson Nutrition Co.	148,367	14,915,335
Mondelez International, Inc. "A"	229,588	8,285,831
The WhiteWave Foods Co.*	397,842	17,640,314

		48,371,326
Personal Products 1.2%
Estee Lauder Companies, Inc. "A" (a)	131,308	10,919,573
Energy 3.9%
Energy Equipment & Services 1.1%
Schlumberger Ltd.	119,543	9,974,668
Oil, Gas & Consumable Fuels 2.8%
Concho Resources, Inc.*	15,461	1,792,239
EOG Resources, Inc.	83,777	7,681,513
Pioneer Natural Resources Co.	54,922	8,980,296
Valero Energy Corp.	115,333	7,337,486

		25,791,534
Financials 5.5%
Capital Markets 2.7%
Affiliated Managers Group, Inc.*	49,670	10,668,122
Ameriprise Financial, Inc.	56,612	7,407,114
The Charles Schwab Corp.	206,350	6,281,294

		24,356,530
Consumer Finance 1.1%
Capital One Financial Corp.	132,055	10,408,575
Diversified Financial Services 0.9%
Intercontinental Exchange, Inc.	35,525	8,286,917
Real Estate Investment Trusts 0.8%
Crown Castle International Corp. (REIT)	89,761	7,408,873
Health Care 16.0%
Biotechnology 6.3%
Alnylam Pharmaceuticals, Inc.* (a)	21,693	2,265,183
Celgene Corp.* (a)	180,059	20,757,201
Cepheid, Inc.* (a)	116,154	6,609,163
Gilead Sciences, Inc.*	165,236	16,214,609
Medivation, Inc.*	92,813	11,979,374

		57,825,530
Health Care Equipment & Supplies 1.1%
St. Jude Medical, Inc.	158,858	10,389,313
Health Care Providers & Services 3.7%
Express Scripts Holding Co.*	91,264	7,918,977
McKesson Corp.	62,849	14,216,444
Omnicare, Inc.	151,938	11,708,343

		33,843,764
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	116,753	15,684,598
Pharmaceuticals 3.2%
Actavis PLC*	30,676	9,129,791
Bristol-Myers Squibb Co.	112,541	7,258,894
Shire PLC (ADR)	57,037	13,648,384

		30,037,069
Industrials 11.5%
Aerospace & Defense 3.3%
BE Aerospace, Inc.	113,161	7,199,303
Boeing Co.	95,675	14,358,904
TransDigm Group, Inc. (a)	38,120	8,337,606

		29,895,813
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	48,396	6,796,250
Electrical Equipment 1.3%
AMETEK, Inc. (a)	233,006	12,242,135
Industrial Conglomerates 1.8%
General Electric Co.	176,868	4,388,095
Roper Industries, Inc.	69,564	11,965,008

		16,353,103
Machinery 3.2%
Dover Corp. (a)	70,334	4,861,486
Pall Corp.	107,329	10,774,759
Parker-Hannifin Corp. (a)	117,931	14,007,844

		29,644,089
Road & Rail 1.2%
Norfolk Southern Corp.	107,181	11,031,069
Information Technology 28.1%
Communications Equipment 1.1%
Palo Alto Networks, Inc.* (a)	71,190	10,399,435
Internet Software & Services 6.2%
Facebook, Inc. "A"*	218,281	17,945,972
Google, Inc. "A"*	29,315	16,261,031
Google, Inc. "C"*	29,461	16,144,628
LinkedIn Corp. "A"*	25,988	6,493,362

		56,844,993
IT Services 3.4%
Cognizant Technology Solutions Corp. "A"*	141,569	8,832,490
Visa, Inc. "A" (a)	341,832	22,359,231

		31,191,721
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	165,789	10,444,707
Avago Technologies Ltd.	67,486	8,569,372
Broadcom Corp. "A"	178,250	7,717,334
NXP Semiconductors NV*	87,908	8,822,447

		35,553,860
Software 6.7%
Adobe Systems, Inc.*	175,153	12,950,813
Microsoft Corp.	445,478	18,110,908
Oracle Corp.	364,232	15,716,611
Salesforce.com, Inc.*	154,443	10,318,337
Workday, Inc. "A"* (a)	51,979	4,387,547

		61,484,216
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	464,021	57,738,133
Western Digital Corp.	61,945	5,637,614

		63,375,747
Materials 3.5%
Chemicals
Dow Chemical Co.	192,847	9,252,799
Ecolab, Inc. (a)	121,290	13,873,150
PPG Industries, Inc.	40,809	9,204,062

		32,330,011
Telecommunication Services 0.6%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	94,799	5,103,978
Zayo Group Holdings, Inc.* (a)	22,945	641,542

		5,745,520
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	90,972	4,931,592

Total Common Stocks (Cost $565,682,203)		914,740,737
Convertible Preferred Stock 0.1%
Health Care
Actavis PLC Series A, 5.5% (Cost $1,100,000)	1,100	1,113,200
Securities Lending Collateral 15.1%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $138,857,214)	138,857,214	138,857,214
Cash Equivalents 0.8%
Central Cash Management Fund, 0.08% (b) (Cost $7,709,335)	7,709,335	7,709,335

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $713,348,752) †	115.1	1,062,420,486
Other Assets and Liabilities, Net	(15.1)	(139,417,659)

Net Assets	100.0	923,002,827

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $713,818,463.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $348,602,023.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $352,620,699 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,018,676.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $134,647,928, which is 14.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$914,740,737	$—	$—	$914,740,737
Convertible Preferred Stock	1,113,200	—	—	1,113,200
Short-Term Investments(d)	146,566,549	—	—	146,566,549
Total	$1,062,420,486	$—	$—	$1,062,420,486
There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(d)       See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 13.1%
Auto Components 1.1%
BorgWarner, Inc.	38,748	2,343,479
Hotels, Restaurants & Leisure 1.6%
Bloomin' Brands, Inc.	16,582	403,440
Brinker International, Inc.	37,120	2,285,107
Las Vegas Sands Corp. (a)	16,579	912,508

		3,601,055
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	3,455	1,285,606
Expedia, Inc.	13,156	1,238,374

		2,523,980
Media 2.0%
Twenty-First Century Fox, Inc. "A"	49,905	1,688,785
Walt Disney Co. (a)	25,731	2,698,925

		4,387,710
Specialty Retail 5.2%
Advance Auto Parts, Inc.	12,492	1,869,928
Dick's Sporting Goods, Inc.	25,907	1,476,440
Home Depot, Inc.	31,795	3,612,230
L Brands, Inc.	49,756	4,691,493

		11,650,091
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc. "B"	35,694	3,581,179
VF Corp.	15,816	1,191,103

		4,772,282
Consumer Staples 10.3%
Beverages 1.4%
PepsiCo, Inc.	32,457	3,103,538
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	15,582	2,360,595
Kroger Co.	43,089	3,303,203
Rite Aid Corp.*	141,213	1,227,141

		6,890,939
Food Products 4.1%
ConAgra Foods, Inc.	52,125	1,904,126
Mead Johnson Nutrition Co.	34,045	3,422,544
The WhiteWave Foods Co.*	84,752	3,757,904

		9,084,574
Household Products 0.7%
Procter & Gamble Co.	19,266	1,578,656
Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	27,965	2,325,569
Energy 7.2%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	15,142	1,263,448
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	23,983	1,986,032
Chevron Corp.	32,908	3,454,682
EOG Resources, Inc.	30,549	2,801,038
Occidental Petroleum Corp. (a)	34,818	2,541,714
Phillips 66	29,644	2,330,018
Pioneer Natural Resources Co. (a)	9,848	1,610,247

		14,723,731
Financials 15.0%
Banks 6.0%
Citigroup, Inc.	109,062	5,618,874
JPMorgan Chase & Co.	69,444	4,206,917
Regions Financial Corp.	374,848	3,542,314

		13,368,105
Capital Markets 2.1%
Ameriprise Financial, Inc.	18,398	2,407,194
Bank of New York Mellon Corp.	57,262	2,304,223

		4,711,417
Consumer Finance 1.9%
Capital One Financial Corp.	54,156	4,268,576
Diversified Financial Services 0.7%
Intercontinental Exchange, Inc.	6,689	1,560,343
Insurance 3.0%
MetLife, Inc.	59,377	3,001,507
Prudential Financial, Inc.	44,850	3,601,904

		6,603,411
Real Estate Investment Trusts 1.3%
Prologis, Inc. (REIT)	67,808	2,953,717
Health Care 16.5%
Biotechnology 4.0%
Celgene Corp.* (a)	38,228	4,406,924
Gilead Sciences, Inc.*	22,213	2,179,762
Medivation, Inc.*	17,566	2,267,243

		8,853,929
Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.	7,723	1,108,945
St. Jude Medical, Inc.	41,517	2,715,212

		3,824,157
Health Care Providers & Services 3.1%
Express Scripts Holding Co.*	20,748	1,800,304
McKesson Corp.	9,701	2,194,366
Omnicare, Inc.	37,681	2,903,698

		6,898,368
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc.	32,596	4,378,947
Pharmaceuticals 5.8%
Actavis PLC*	4,853	1,444,350
Bristol-Myers Squibb Co.	27,143	1,750,723
Merck & Co., Inc.	63,753	3,664,522
Pfizer, Inc.	109,196	3,798,929
Shire PLC (ADR)	9,316	2,229,226

		12,887,750
Industrials 10.8%
Aerospace & Defense 2.5%
Boeing Co.	22,819	3,424,675
TransDigm Group, Inc.	9,805	2,144,550

		5,569,225
Electrical Equipment 1.9%
AMETEK, Inc.	58,534	3,075,377
Regal-Beloit Corp.	14,821	1,184,494

		4,259,871
Industrial Conglomerates 3.0%
General Electric Co.	135,716	3,367,114
Roper Industries, Inc.	19,453	3,345,916

		6,713,030
Machinery 2.1%
Pall Corp.	23,446	2,353,744
Parker-Hannifin Corp.	19,317	2,294,473

		4,648,217
Road & Rail 1.3%
Norfolk Southern Corp.	28,816	2,965,743
Information Technology 19.8%
Communications Equipment 1.6%
Cisco Systems, Inc.	92,713	2,551,925
Palo Alto Networks, Inc.*	7,348	1,073,396

		3,625,321
Internet Software & Services 3.9%
Facebook, Inc. "A"*	39,768	3,269,526
Google, Inc. "A"*	4,847	2,688,631
Google, Inc. "C"*	4,863	2,664,924

		8,623,081
IT Services 2.6%
Cognizant Technology Solutions Corp. "A"*	30,967	1,932,031
Visa, Inc. "A" (a)	58,168	3,804,769

		5,736,800
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	28,740	1,810,620
Avago Technologies Ltd.	13,373	1,698,104
Intel Corp.	79,212	2,476,959
NXP Semiconductors NV*	17,087	1,714,851

		7,700,534
Software 4.1%
Intuit, Inc.	16,595	1,609,051
Microsoft Corp.	81,437	3,310,821
Oracle Corp.	66,170	2,855,236
Salesforce.com, Inc.*	22,048	1,473,027

		9,248,135
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	63,475	7,898,195
Western Digital Corp.	12,918	1,175,667

		9,073,862
Materials 3.5%
Chemicals 2.3%
Dow Chemical Co.	38,954	1,869,013
Ecolab, Inc.	28,775	3,291,284

		5,160,297
Containers & Packaging 1.2%
Sealed Air Corp.	58,468	2,663,802
Telecommunication Services 0.8%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	53,653	1,700,264
Utilities 2.1%
Electric Utilities 0.8%
NextEra Energy, Inc.	16,594	1,726,605
Water Utilities 1.3%
American Water Works Co., Inc.	52,532	2,847,760

Total Common Stocks (Cost $180,373,441)		220,820,319

	Principal Amount ($)	Value ($)

Convertible Bond 0.3%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $440,000)	440,000	606,100
	Shares	Value ($)

Convertible Preferred Stock 0.1%
Health Care
Actavis PLC, Series A, 5.5% (Cost $300,000)	300	303,600
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $11,015,696)	11,015,696	11,015,696
Cash Equivalents 0.2%
Central Cash Management Fund, 0.08% (b) (Cost $532,092)	532,092	532,092

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,661,229) †	104.7	233,277,807
Other Assets and Liabilities, Net	(4.7)	(10,554,954)
Net Assets	100.0	222,722,853

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $192,750,292.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $40,527,515.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,919,942 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,392,427.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $10,545,139, which is 4.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$220,820,319	$—	$—	$220,820,319
Convertible Bond	—	606,100	—	606,100
Convertible Preferred Stock	303,600	—	—	303,600
Short-Term Investments(d)	11,547,788	—	—	11,547,788
Total	$232,671,707	$606,100	$—	$233,277,807

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(d)       See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 97.3%
Australia 0.5%
Austal Ltd. (Cost $631,195)	507,373	679,006
Bermuda 1.1%
Lazard Ltd. "A" (a) (Cost $731,238)	29,292	1,540,466
Canada 2.4%
Quebecor, Inc. "B"	63,620	1,701,824
SunOpta, Inc.*	153,983	1,635,300

(Cost $2,676,680)		3,337,124
China 1.0%
Minth Group Ltd. (Cost $238,975)	701,308	1,383,108
Cyprus 0.1%
Prosafe SE (Cost $145,549)	38,938	106,848
Finland 0.7%
Cramo Oyj (Cost $1,182,847)	54,410	971,901
France 2.3%
Flamel Technologies SA (ADR)*	118,727	2,134,711
JC Decaux SA	34,309	1,152,315

(Cost $1,788,077)		3,287,026
Germany 5.1%
M.A.X. Automation AG	153,246	818,733
Patrizia Immobilien AG	75,850	1,359,942
Rational AG	3,465	1,161,381
United Internet AG (Registered)	57,417	2,617,883
Vib Vermoegen AG	64,037	1,168,427

(Cost $3,114,459)		7,126,366
Hong Kong 3.9%
K Wah International Holdings Ltd.	2,337,075	1,153,193
Playmates Toys Ltd.	3,153,522	774,056
REXLot Holdings Ltd.	13,294,456	993,230
Sun Hung Kai & Co., Ltd.	1,218,861	1,086,755
Techtronic Industries Co., Ltd.	454,179	1,535,598

(Cost $3,965,251)		5,542,832
Indonesia 0.6%
PT Arwana Citramulia Tbk (Cost $901,457)	13,160,709	815,760
Ireland 3.3%
Greencore Group PLC	227,537	1,087,850
Paddy Power PLC (b)	16,940	1,451,964
Paddy Power PLC (b)	409	34,946
Ryanair Holdings PLC	172,074	2,058,433

(Cost $1,651,790)		4,633,193
Italy 0.8%
Prysmian SpA (Cost $1,091,058)	56,545	1,164,881
Japan 7.6%
Ai Holdings Corp.	72,317	1,321,227
Avex Group Holdings, Inc.	73,692	1,177,264
Kusuri No Aoki Co., Ltd.	36,966	2,775,389
MISUMI Group, Inc.	28,358	1,145,043
Nippon Seiki Co., Ltd.	101,964	2,011,706
United Arrows Ltd.	28,757	855,415
Universal Entertainment Corp.	50,014	817,404
UT Holdings Co., Ltd.	140,224	549,162

(Cost $7,066,022)		10,652,610
Malaysia 1.3%
Hartalega Holdings Bhd.	497,544	1,164,748
Tune Ins Holdings Bhd.	1,232,521	665,340

(Cost $1,234,462)		1,830,088
Netherlands 3.1%
Brunel International NV	41,323	790,020
Constellium NV "A"* (c)	122,522	2,489,647
SBM Offshore NV*	88,952	1,106,988

(Cost $4,615,642)		4,386,655
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $925,589)	38,354	1,257,628
Philippines 0.9%
Alliance Global Group, Inc. (Cost $656,182)	2,172,150	1,286,299
Singapore 0.8%
Lian Beng Group Ltd. (Cost $974,223)	2,828,193	1,173,360
Switzerland 0.9%
Dufry AG (Registered)* (Cost $1,062,095)	9,129	1,352,720
Taiwan 0.5%
Kinpo Electronics, Inc.* (Cost $680,549)	1,697,037	774,686
Thailand 0.5%
Malee Sampran PCL (Foreign Registered) (Cost $998,514)	613,080	668,849
United Kingdom 12.6%
Arrow Global Group PLC	363,026	1,333,455
Babcock International Group PLC	153,206	2,234,970
Clinigen Healthcare Ltd.	102,427	815,009
Crest Nicholson Holdings PLC	228,740	1,443,666
Domino's Pizza Group PLC	96,305	1,107,323
Hargreaves Lansdown PLC	69,349	1,184,450
HellermannTyton Group PLC	237,370	1,176,917
Howden Joinery Group PLC	221,622	1,456,724
IG Group Holdings PLC	109,476	1,150,350
Jardine Lloyd Thompson Group PLC	55,096	855,023
John Wood Group PLC	81,162	763,345
Nanoco Group PLC*	441,048	812,253
Polypipe Group PLC	306,543	1,255,782
Rotork PLC	28,212	1,033,285
Spirax-Sarco Engineering PLC	21,443	1,083,181

(Cost $12,694,611)		17,705,733
United States 46.4%
ACADIA Pharmaceuticals, Inc.*	10,878	354,514
Advance Auto Parts, Inc. (d)	10,804	1,617,251
Affiliated Managers Group, Inc.*	7,575	1,626,959
Altra Industrial Motion Corp.	24,102	666,179
BE Aerospace, Inc.	16,085	1,023,328
Berry Plastics Group, Inc.*	22,374	809,715
Cardtronics, Inc.*	36,954	1,389,470
Casey's General Stores, Inc.	18,483	1,665,318
Cognex Corp.*	22,207	1,101,245
CONMED Corp.	21,566	1,088,867
DigitalGlobe, Inc.*	30,247	1,030,515
Encore Capital Group, Inc.* (d)	19,646	817,077
Fox Factory Holding Corp.*	80,139	1,229,332
Gentherm, Inc.*	36,575	1,847,403
Hain Celestial Group, Inc.*	19,416	1,243,595
HeartWare International, Inc.*	9,166	804,500
Jack in the Box, Inc.	19,632	1,883,101
Jarden Corp.* (d)	24,544	1,298,378
Kindred Healthcare, Inc.	59,137	1,406,869
Leucadia National Corp.	49,500	1,103,355
Manitowoc Co., Inc. (d)	48,895	1,054,176
Middleby Corp.*	18,754	1,925,098
Molina Healthcare, Inc.*	35,391	2,381,460
Neurocrine Biosciences, Inc.*	10,033	398,410
Oil States International, Inc.*	17,975	714,866
Pacific Ethanol, Inc.* (d)	58,693	633,297
Pacira Pharmaceuticals, Inc.*	14,692	1,305,384
PAREXEL International Corp.*	23,928	1,650,793
Primoris Services Corp.	61,403	1,055,518
Providence Service Corp.*	47,675	2,532,496
PTC, Inc.*	19,910	720,145
Retrophin, Inc.*	72,977	1,748,529
Roadrunner Transportation Systems, Inc.*	38,048	961,473
Sinclair Broadcast Group, Inc. "A" (d)	45,498	1,429,092
Sunshine Heart, Inc.*	131,907	559,286
Tenneco, Inc.*	27,225	1,563,260
The WhiteWave Foods Co.*	37,668	1,670,199
Thoratec Corp.*	43,472	1,821,042
TiVo, Inc.*	93,626	993,372
TriNet Group, Inc.*	38,151	1,344,060
TriState Capital Holdings, Inc.*	67,982	711,772
Ultra Clean Holdings, Inc.*	95,973	686,207
United Rentals, Inc.*	17,895	1,631,308
Urban Outfitters, Inc.* (d)	36,282	1,656,273
Varonis Systems, Inc.*	13,512	346,718
VeriFone Systems, Inc.*	43,467	1,516,564
WABCO Holdings, Inc.*	16,086	1,976,648
Waddell & Reed Financial, Inc. "A"	29,772	1,474,905
WageWorks, Inc.*	18,592	991,511
Zeltiq Aesthetics, Inc.*	63,268	1,950,552
Zions Bancorp.	40,070	1,081,890
Zoe's Kitchen, Inc.*	24,012	799,360

(Cost $42,255,362)		65,292,635

Total Common Stocks (Cost $91,281,827)		136,969,774
Preferred Stock 0.1%
United States
Providence Service Corp. (Cost $196,900)	1,969	236,043
Rights 0.1%
United States
Furiex Pharmaceuticals, Inc.* (Cost $104,334)	10,679	104,334
Securities Lending Collateral 5.3%
Daily Assets Fund Institutional, 0.11% (e) (f) (Cost $7,433,327)	7,433,327	7,433,327
Cash Equivalents 2.2%
Central Cash Management Fund, 0.08% (e) (Cost $3,078,767)	3,078,767	3,078,767

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,095,155) †	105.0	147,822,245
Other Assets and Liabilities, Net	(5.0)	(7,093,427)

Net Assets	100.0	140,728,818

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $104,367,617.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $43,454,628.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,845,329 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,390,701.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $7,195,085, which is 5.1% of net assets.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2015 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Rights
Consumer Discretionary	33,347,399	24.3%
Industrials	32,508,766	23.7%
Health Care	22,457,547	16.4%
Financials	19,570,987	14.2%
Information Technology	12,054,246	8.8%
Consumer Staples	10,746,500	7.8%
Energy	3,325,344	2.4%
Materials	3,299,362	2.4%
Total	137,310,151	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks, Preferred Stock and Rights
Australia	$—	$679,006	$—	$679,006
Bermuda	1,540,466	—	—	1,540,466
Canada	3,337,124	—	—	3,337,124
China	—	1,383,108	—	1,383,108
Cyprus	—	106,848	—	106,848
Finland	—	971,901	—	971,901
France	2,134,711	1,152,315	—	3,287,026
Germany	—	7,126,366	—	7,126,366
Hong Kong	—	5,542,832	—	5,542,832
Indonesia	—	815,760	—	815,760
Ireland	—	4,633,193	—	4,633,193
Italy	—	1,164,881	—	1,164,881
Japan	—	10,652,610	—	10,652,610
Malaysia	—	1,830,088	—	1,830,088
Netherlands	2,489,647	1,897,008	—	4,386,655
Panama	1,257,628	—	—	1,257,628
Philippines	—	1,286,299	—	1,286,299
Singapore	—	1,173,360	—	1,173,360
Switzerland	—	1,352,720	—	1,352,720
Taiwan	—	774,686	—	774,686
Thailand	—	668,849	—	668,849
United Kingdom	—	17,705,733	—	17,705,733
United States	65,292,635	—	340,377	65,633,012
Short-Term Investments (g)	10,512,094	—	—	10,512,094

Total	$86,564,305	$60,917,563	$340,377	$147,822,245

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche CROCI® International VIP (formerly Deutsche International VIP)
	Shares	Value ($)
Common Stocks 98.3%
Australia 5.7%
BHP Billiton Ltd.	108,489	2,526,646
Origin Energy Ltd.	293,255	2,513,304
Woodside Petroleum Ltd.	91,701	2,398,955

(Cost $10,077,353)		7,438,905
Austria 2.0%
OMV AG (Cost $3,923,063)	96,343	2,644,211
Denmark 2.0%
A P Moller-Maersk AS "B" (a) (Cost $2,872,963)	1,240	2,592,992
Finland 1.9%
Fortum Oyj (a) (Cost $2,459,935)	115,800	2,427,347
France 5.7%
Cie Generale des Etablissements Michelin	26,257	2,614,341
GDF Suez	112,677	2,229,592
Sanofi	26,786	2,635,771

(Cost $8,422,236)		7,479,704
Germany 8.0%
Continental AG	11,035	2,613,754
E.ON SE	161,150	2,401,056
K+S AG (Registered)	79,929	2,613,814
Merck KGaA	24,629	2,764,113

(Cost $10,287,521)		10,392,737
Hong Kong 1.9%
CLP Holdings Ltd. (Cost $2,234,001)	279,800	2,437,904
Japan 22.0%
Asahi Kasei Corp.	253,000	2,420,758
Bridgestone Corp.	62,500	2,507,878
Daiichi Sankyo Co., Ltd. (a)	178,700	2,839,306
Denso Corp.	53,900	2,460,814
JGC Corp.	124,000	2,466,619
Kyocera Corp.	54,900	3,013,123
Nikon Corp. (a)	191,800	2,573,452
Otsuka Holdings Co., Ltd.	79,800	2,499,249
Sekisui House Ltd.	190,400	2,768,376
Sumitomo Metal Mining Co., Ltd.	170,000	2,488,531
Toyota Industries Corp.	45,200	2,590,392

(Cost $25,635,270)		28,628,498
Luxembourg 1.8%
Tenaris SA (Cost $3,539,968)	170,284	2,388,255
Netherlands 2.0%
Koninklijke DSM NV (Cost $3,287,386)	47,524	2,655,258
Norway 1.9%
Statoil ASA (Cost $3,789,176)	144,152	2,546,963
Singapore 3.8%
Keppel Corp., Ltd.	403,700	2,640,487
Singapore Airlines Ltd.	263,800	2,296,845

(Cost $5,438,318)		4,937,332
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $2,472,534)	205,718	2,581,730
Switzerland 12.1%
ABB Ltd. (Registered)*	126,742	2,689,071
Glencore PLC*	644,605	2,713,779
Novartis AG (Registered)	25,348	2,506,642
Sika AG (Bearer)*	756	2,704,643
Swatch Group AG (Bearer)	6,143	2,602,988
Syngenta AG (Registered)	7,663	2,606,439

(Cost $15,499,346)		15,823,562
United Kingdom 25.5%
Anglo American PLC	150,300	2,236,767
Antofagasta PLC	236,231	2,547,563
AstraZeneca PLC	34,672	2,377,116
Burberry Group PLC	92,872	2,385,127
Centrica PLC	579,506	2,173,661
easyJet PLC	91,574	2,555,441
GlaxoSmithKline PLC	110,395	2,528,038
Petrofac Ltd.	237,430	3,350,402
Rexam PLC	374,204	3,210,611
Rio Tinto PLC	57,033	2,329,914
Rolls-Royce Holdings PLC*	186,378	2,631,213
Smiths Group PLC	146,667	2,428,467
The Weir Group PLC	99,894	2,518,996

(Cost $39,194,463)		33,273,316

Total Common Stocks (Cost $139,133,533)		128,248,714
Securities Lending Collateral 8.8%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $11,481,376)	11,481,376	11,481,376
Cash Equivalents 0.9%
Central Cash Management Fund, 0.08% (b) (Cost $1,150,442)	1,150,442	1,150,442

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $151,765,351) †	108.0	140,880,532
Other Assets and Liabilities, Net	(8.0)	(10,485,896)

Net Assets	100.0	130,394,636

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $152,111,465.  At March 31, 2015, net unrealized depreciation for all securities based on tax cost was $11,230,933.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,765,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,995,991.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $10,405,245, which is 8.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At March 31, 2015 the Deutsche International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Materials	31,054,723	24.2%
Consumer Discretionary	23,117,122	18.0%
Industrials	22,820,131	17.8%
Health Care	18,150,235	14.1%
Energy	15,842,090	12.4%
Utilities	11,669,560	9.1%
Information Technology	5,594,853	4.4%
Total	128,248,714	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$7,438,905	$—	$7,438,905
Austria	—	2,644,211	—	2,644,211
Denmark	—	2,592,992	—	2,592,992
Finland	—	2,427,347	—	2,427,347
France	—	7,479,704	—	7,479,704
Germany	—	10,392,737	—	10,392,737
Hong Kong	—	2,437,904	—	2,437,904
Japan	—	28,628,498	—	28,628,498
Luxembourg	—	2,388,255	—	2,388,255
Netherlands	—	2,655,258	—	2,655,258
Norway	—	2,546,963	—	2,546,963
Singapore	—	4,937,332	—	4,937,332
Sweden	—	2,581,730	—	2,581,730
Switzerland	—	15,823,562	—	15,823,562
United Kingdom	—	33,273,316	—	33,273,316
Short-Term Investments (d)	12,631,818	—	—	12,631,818

Total	$12,631,818	$128,248,714	$—	$140,880,532

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015